Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—77.3%
		U.S. Treasury Bonds—16.7%
$ 6,500,000		1.750%, 8/15/2041	$6,374,225
3,000,000		1.875%, 11/15/2051	3,058,125
3,000,000		2.250%, 5/15/2041	3,190,795
3,750,000		2.375%, 11/15/2049	4,229,251
5,250,000		2.500%, 2/15/2045	5,878,845
2,000,000		2.750%, 8/15/2047	2,381,781
500,000		2.750%, 11/15/2047	596,291
5,475,000		2.875%, 5/15/2049	6,759,453
1,000,000		3.000%, 2/15/2049	1,259,966
1,000,000		3.125%, 2/15/2043	1,218,856
10,750,000		3.625%, 8/15/2043	14,136,039
900,000		5.375%, 2/15/2031	1,212,234
		TOTAL	50,295,861
		U.S. Treasury Notes—60.6%
12,000,000		0.250%, 4/15/2023	11,979,670
7,000,000		0.250%, 5/31/2025	6,827,402
8,000,000		0.250%, 6/30/2025	7,795,854
15,000,000	[1]	0.375%, 10/31/2023	14,959,128
3,500,000		0.375%, 11/30/2025	3,405,681
2,000,000		0.375%, 12/31/2025	1,944,345
10,000,000		0.375%, 9/30/2027	9,508,313
3,500,000		0.500%, 11/30/2023	3,496,445
14,000,000		0.625%, 12/31/2027	13,459,845
6,500,000		0.750%, 11/15/2024	6,485,274
6,500,000		0.750%, 5/31/2026	6,395,496
14,500,000		0.875%, 6/30/2026	14,337,793
8,500,000		1.250%, 4/30/2028	8,463,736
6,000,000		1.250%, 6/30/2028	5,964,786
1,500,000		1.250%, 8/15/2031	1,476,320
3,000,000		1.375%, 10/31/2028	3,000,973
2,000,000		1.375%, 11/15/2031	1,988,125
6,000,000		1.500%, 2/28/2023	6,089,082
5,500,000		1.500%, 3/31/2023	5,583,972
4,000,000		1.625%, 8/15/2029	4,077,160
1,000,000		1.625%, 5/15/2031	1,019,549
7,000,000		1.750%, 12/31/2024	7,192,553
3,000,000		2.000%, 6/30/2024	3,097,174
5,000,000		2.000%, 2/15/2025	5,175,142
5,000,000		2.000%, 8/15/2025	5,182,212
1,250,000		2.250%, 8/15/2027	1,318,488
6,000,000		2.750%, 4/30/2023	6,199,604
500,000		2.750%, 7/31/2023	519,036
7,000,000		2.875%, 9/30/2023	7,300,690

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 8,000,000		2.875%, 10/31/2023	$8,356,224
		TOTAL	182,600,072
		TOTAL U.S. TREASURIES (IDENTIFIED COST $224,634,242)	232,895,933
		MORTGAGE-BACKED SECURITIES—12.5%
		Federal Home Loan Mortgage Corporation—4.2%
3,308,982		2.000%, 4/1/2051	3,316,261
1,084,139		2.500%, 11/1/2047	1,114,976
1,266,920		2.500%, 10/1/2049	1,301,570
1,146,917		2.500%, 11/1/2049	1,177,568
807,299		3.000%, 12/1/2049	837,662
868,044		3.500%, 1/1/2047	919,249
1,403,047		4.000%, 3/1/2046	1,517,997
270,327		4.000%, 11/1/2047	290,320
726,715		4.000%, 4/1/2048	778,703
1,265,117		4.000%, 7/1/2048	1,351,667
		TOTAL	12,605,973
		Federal National Mortgage Association—6.6%
3,316,054		2.000%, 4/1/2051	3,323,349
1,799,377		2.500%, 11/1/2049	1,849,152
5,816,684		2.500%, 7/1/2051	5,965,318
3,380,160		3.000%, 7/1/2046	3,580,438
886,973		3.500%, 10/1/2047	950,935
1,903,343		3.500%, 4/1/2048	2,008,331
357,802		4.000%, 2/1/2048	383,818
807,149		4.000%, 2/1/2048	866,152
611,446		4.000%, 2/1/2048	656,382
31,020		5.000%, 1/1/2035	34,595
130		5.500%, 2/1/2023	131
24,375		5.500%, 6/1/2025	26,969
27,076		6.000%, 2/1/2026	30,138
24,500		6.000%, 4/1/2026	27,270
35,323		6.000%, 7/1/2034	40,680
		TOTAL	19,743,658
		Government National Mortgage Association—0.0%
8,310		5.000%, 3/15/2023	8,511
25,142		5.500%, 2/15/2023	25,696
17,970		6.000%, 1/20/2029	19,722
17,221		6.000%, 3/15/2032	19,250
15,295		6.500%, 10/15/2031	17,479
221		7.500%, 10/15/2026	244
9,008		7.500%, 10/15/2027	10,060
		TOTAL	100,962
	[2]	Uniform Mortgage-Backed Securities, TBA—1.7%
5,000,000		2.500%, 12/1/2051	5,125,000
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,384,719)	37,575,593
		GOVERNMENT AGENCIES—4.9%
		Federal Home Loan Mortgage Corporation—1.9%
6,000,000		0.375%, 7/21/2025	5,857,013

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal National Mortgage Association—1.4%
$ 3,000,000		6.625%, 11/15/2030	$4,253,063
		Tennessee Valley Authority Bonds—1.6%
2,140,000		1.500%, 9/15/2031	2,114,707
1,750,000		4.875%, 1/15/2048	2,629,913
		TOTAL	4,744,620
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,215,749)	14,854,696
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
	[3]	Federal Home Loan Mortgage Corporation—0.1%
29,212		REMIC, Series 2411, Class FJ, 0.439% (1-month USLIBOR +0.350%), 12/15/2029	29,312
97,167		REMIC, Series 2458, Class FB, 1.089% (1-month USLIBOR +1.000%), 1/15/2032	99,276
16,085		REMIC, Series 2534, Class FI, 0.989% (1-month USLIBOR +0.900%), 2/15/2032	16,394
300,497		REMIC, Series 3322, Class FB, 0.479% (1-month USLIBOR +0.390%), 5/15/2037	302,679
		TOTAL	447,661
	[3]	Federal National Mortgage Association—0.2%
80,983		REMIC, Series 1999-51, Class F, 0.591% (1-month USLIBOR +0.500%), 9/17/2029	81,192
107,771		REMIC, Series 2006-58, Class FP, 0.392% (1-month USLIBOR +0.300%), 7/25/2036	108,427
209,103		REMIC, Series 2006-85, Class PF, 0.472% (1-month USLIBOR +0.380%), 9/25/2036	211,192
146,938		REMIC, Series 2007-46, Class FA, 0.462% (1-month USLIBOR +0.370%), 5/25/2037	147,787
75,709		REMIC, Series 370, Class F21, 0.392% (1-month USLIBOR +0.300%), 6/25/2036	76,176
		TOTAL	624,774
		Government National Mortgage Association—0.8%
925,208		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	948,945
1,362,613		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	1,383,317
		TOTAL	2,332,262
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,344,568)	3,404,697
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Securities—0.1%
251,731		FNMA REMIC, Series 2012-M13, Class A2, 2.377%, 5/25/2022 (IDENTIFIED COST $243,549)	253,768
	[3]	ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
14,776		1.965%, 7/1/2035 (IDENTIFIED COST $14,634)	15,347
		INVESTMENT COMPANY—9.6%
28,731,077	[4]	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5] (IDENTIFIED COST $28,731,077)	28,731,077
		TOTAL INVESTMENT IN SECURITIES—105.5% (IDENTIFIED COST $308,568,538)	317,731,111
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[6]	(16,550,504)
		TOTAL NET ASSETS—100%	$301,180,607
At November 30, 2021, the Fund had no outstanding future contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $1,627,894. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2021	$26,435,003
Purchases at Cost	$166,538,432
Proceeds from Sales	$(164,242,358)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2021	$28,731,077
Shares Held as of 11/30/2021	28,731,077
Dividend Income	$3,999

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$14,959,128	$15,281,250

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$232,895,933	$—	$232,895,933
Mortgage-Backed Securities	—	37,575,593	—	37,575,593
Government Agencies	—	14,854,696	—	14,854,696
Collateralized Mortgage Obligations	—	3,404,697	—	3,404,697
Commercial Mortgage-Backed Securities	—	253,768	—	253,768
Adjustable Rate Mortgages	—	15,347	—	15,347
Investment Company	28,731,077	—	—	28,731,077
TOTAL SECURITIES	$28,731,077	$289,000,034	$—	$317,731,111

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit